Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Ordinary cash dividends paid, ordinary shares per share	$ 0.50	$ 0.37
Maximum percentage of dividends that may be paid from capital contribution reserves	50.00%
Own shares purchased and cancelled as part of the share repurchase program	177,787,273
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares	50.00%